Investments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Significant Investments In Associates [Line Items]
Equity interests acquired	$ 16,229	$ 566
Changes in fair value recognized within other comprehensive income	5,529
Investments at amortized cost	10,700
Purchase of minor equity investments, convertible loan notes, and senior secured promissory loan notes	20,800
Loss on investments carried at fair value	$ 5,100
Farfetch Finance Limited
Disclosure Of Significant Investments In Associates [Line Items]
Name of associate	Farfetch Finance Limited
Alanui S.r.l.
Disclosure Of Significant Investments In Associates [Line Items]
Name of associate	Alanui S.r.l
Statement of Operations
Disclosure Of Significant Investments In Associates [Line Items]
Loss on investments carried at fair value	$ 5,000
Other Comprehensive Income
Disclosure Of Significant Investments In Associates [Line Items]
Loss on investments carried at fair value	$ 100